INVENTORIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 9,781		$ 7,651
Work in progress	484		232
Finished products	45,893		37,764
Inventories, Net	56,158		$ 45,647
Inventory write-off	$ 2,912	$ 2,156